Loans Receivable and Allowance for Loan Losses (Impaired Loans and Related Interest Income by Loan Portfolio Class) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	$ 11,074,000	$ 6,807,000
Impaired Financing Receivable, with Related Allowance, Recorded Investment	551,000	6,823,000
Impaired Financing Receivable, Recorded Investment	11,625,000	13,630,000
Unpaid Principal Balance, With no related allowance recorded	11,150,000	6,978,000
Unpaid Principal Balance, With an allowance recorded	551,000	6,823,000
Unpaid Principal Balance, Total	11,701,000	13,801,000
Associated Allowance	9,000
Average Recorded Investment, Total	12,729,000	15,783,000
Interest Income Recognized, Total	233,000	561,000
Financing Receivable, Modifications, Recorded Investment	5,600,000	7,200,000
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	9,000	1,200,000
Residential Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	270,000	343,000
Impaired Financing Receivable, Recorded Investment	270,000	343,000
Unpaid Principal Balance, With no related allowance recorded	286,000	385,000
Unpaid Principal Balance, Total	286,000	385,000
Average Recorded Investment, Total	281,000	245,000
Interest Income Recognized, Total	5,000	7,000
Commercial Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	10,494,000	5,866,000
Impaired Financing Receivable, with Related Allowance, Recorded Investment	551,000	6,823,000
Impaired Financing Receivable, Recorded Investment	11,045,000	12,689,000
Unpaid Principal Balance, With no related allowance recorded	10,554,000	5,994,000
Unpaid Principal Balance, With an allowance recorded	551,000	6,823,000
Unpaid Principal Balance, Total	11,105,000	12,818,000
Associated Allowance	9,000	1,231,000
Average Recorded Investment, Total	12,108,000	15,042,000
Interest Income Recognized, Total	226,000	544,000
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	310,000	598,000
Impaired Financing Receivable, Recorded Investment	310,000	598,000
Unpaid Principal Balance, With no related allowance recorded	310,000	598,000
Unpaid Principal Balance, Total	310,000	598,000
Average Recorded Investment, Total	340,000	496,000
Interest Income Recognized, Total	$ 2,000	$ 10,000